PROPERTY AND EQUIPMENT (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
PROPERTY AND EQUIPMENT
Property and equipment	$ 1,246	$ 1,211	$ 1,382
Exploration and evaluation phase, at cost
PROPERTY AND EQUIPMENT
Property and equipment	3,628	3,146
Accumulated depreciation
PROPERTY AND EQUIPMENT
Property and equipment	$ (2,382)	$ (1,935)